Note Receivable (Details) - USD ($)		12 Months Ended
	Jan. 05, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Note Receivable [Abstract]
Principal amount	$ 2,500,000
Bears interest rate	3.00%
Recognized interest income		$ 1,204,839
Provision for expected credit loss		$ 263,992